Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Central Index Key	0000794389
Amendment Flag	false
Document Creation Date	Sep. 30, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	LTXBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	TEBFX
TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class B
Prospectus:
Trading Symbol	ABHMX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
Tax-Exempt Fund of California® | Class B
Prospectus:
Trading Symbol	TECBX
Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class B
Prospectus:
Trading Symbol	NYABX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX